As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
March 31, 2008 (Unaudited)
	Shares/Principal
	Amount	Value
COMMON STOCKS - 94.9%
Automobiles - 1.9%
Harley-Davidson, Inc.	585,200	$21,945,000

Capital Markets - 12.2%
The Blackstone Group LP	1,338,626	21,257,381
The Charles Schwab Corporation	667,100	12,561,493
The Goldman Sachs Group, Inc.	137,800	22,790,742
Janus Capital Group Inc.	464,400	10,806,588
Legg Mason, Inc.	353,200	19,772,136
Merrill Lynch & Co., Inc.	330,800	13,476,792
Morgan Stanley	663,400	30,317,380
Waddell & Reed Financial, Inc. - Class A	345,200	11,091,276
		142,073,788
Casinos & Gaming - 1.8%
Boyd Gaming Corporation	1,061,437	21,228,740

Commercial Services & Supplies - 4.7%
Avery Dennison Corporation	371,500	18,296,375
Korn/Ferry International (a)	1,109,200	18,745,480
Pitney Bowes Inc.	484,400	16,963,688
		54,005,543
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	1,110,400	26,749,536
CommScope, Inc. (a)	499,400	17,394,102
Motorola, Inc.	1,460,400	13,581,720
		57,725,358
Computers & Peripherals - 4.5%
Apple Computer, Inc. (a)	106,100	15,225,350
Dell Inc. (a)	1,434,100	28,567,272
International Business Machines Corporation	72,900	8,393,706
		52,186,328
Construction & Engineering - 2.4%
Quanta Services, Inc. (a)	1,197,900	27,755,343

Consumer Finance - 1.7%
American Express Company	463,600	20,268,592

Diversified Financial Services - 6.0%
Citigroup Inc.	1,768,400	37,879,128
Moody's Corporation	346,100	12,054,663
NYSE Euronext	327,600	20,216,196
		70,149,987
Electronic Equipment & Instruments - 1.8%
Tyco Electronics Ltd. (c)	601,625	20,647,770

Energy Equipment & Services - 1.7%
Halliburton Company	516,300	20,306,079

Health Care Equipment & Supplies - 6.0%
Boston Scientific Corporation (a)	1,985,417	25,552,317
Covidien Limited (c)	605,325	26,785,631
Zimmer Holdings, Inc. (a)	216,600	16,864,476
		69,202,424

Health Care Products - 1.5%
Johnson & Johnson	276,200	17,917,094

Health Care Providers & Services - 2.0%
Quest Diagnostics Incorporated	520,300	23,553,981

Industrial Conglomerates - 5.5%
3M Co.	168,400	13,328,860
Teleflex Incorporated	538,400	25,687,064
Tyco International Ltd. (c)	570,225	25,118,411
		64,134,335
Insurance - 2.6%
MetLife, Inc.	237,000	14,281,620
W. R. Berkley Corporation	582,300	16,123,887
		30,405,507
Machinery - 1.4%
Watts Water Technologies, Inc. - Class A	581,028	16,286,215

Media - 2.7%
Live Nation, Inc. (a)	1,256,500	15,241,345
The Walt Disney Company	499,400	15,671,172
		30,912,517
Metals & Mining - 0.7%
Century Aluminum Company (a)	119,700	7,928,928

Multiline Retail - 3.2%
J. C. Penney Company, Inc.	459,000	17,308,890
Macy's, Inc.	841,500	19,404,990
		36,713,880
Office Electronics - 1.9%
Xerox Corporation	1,449,700	21,702,009

Oil & Gas - 1.6%
Valero Energy Corporation	377,100	18,519,381

Paper & Forest Products - 1.6%
Neenah Paper, Inc.	739,559	19,065,831

Restaurants - 6.4%
Burger King Holdings Inc.	519,300	14,363,838
The Cheesecake Factory Incorporated (a)	946,200	20,617,698
Denny's Corp. (a) (b)	8,061,400	24,022,972
McDonald's Corporation	271,250	15,127,612
		74,132,120
Semiconductor & Semiconductor Equipment - 1.7%
Intel Corporation	921,600	19,519,488

Software - 2.2%
Microsoft Corporation	892,800	25,337,664

Specialty Retail - 8.3%
Collective Brands, Inc. (a)	1,880,100	22,786,812
Foot Locker, Inc.	1,496,300	17,611,451
The Home Depot, Inc.	685,700	19,179,029
Lowe's Companies, Inc.	770,400	17,672,976
RadioShack Corporation	802,900	13,047,125
The TJX Companies, Inc.	182,600	6,038,582
		96,335,975

Textiles, Apparel & Luxury Goods - 1.9%
Carter's, Inc. (a)	1,342,700	21,684,605

TOTAL COMMON STOCKS (Cost $1,207,135,820)		1,101,644,482

SHORT-TERM INVESTMENTS - 5.7%
Mutual Fund - 0.4%
First American Prime Obligations Fund - Class I	4,077,942	4,077,942

U.S. Government Agency Obligations - 5.3%
Federal Home Loan Bank:
0.00%, due 04/01/2008	$21,710,000	21,710,000
1.62%, due 04/02/2008	13,325,000	13,324,400
1.60%, due 04/07/2008	2,475,000	2,474,340
1.70%, due 04/17/2008	24,180,000	24,161,731
		61,670,471
TOTAL SHORT-TERM INVESTMENTS (Cost $65,748,413)		65,748,413

Total Investments (Cost $1,272,884,233) - 100.6%		1,167,392,895
Liabilities in Excess of Other Assets - (0.6)%		(6,689,150)
TOTAL NET ASSETS - 100.0%		$1,160,703,745

(a)	Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$1,272,884,233
Gross unrealized appreciation	101,097,415
Gross unrealized depreciation	(206,588,753)
Net unrealized appreciation	$(105,491,338)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
March 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Business Services - 3.5%
Barrett Business Services, Inc.	22,000	$376,860
Hewitt Associates, Inc. - Class A (a)	4,000	159,080
		535,940
Capital Markets - 4.4%
Janus Capital Group Inc.	8,000	186,160
Legg Mason, Inc.	9,000	503,820
		689,980
Casinos & Gaming - 1.9%
Boyd Gaming Corporation	15,000	300,000

Commercial Banks - 1.4%
Umpqua Holdings Corporation	14,000	217,140

Communications Equipment - 1.8%
CommScope, Inc. (a)	8,100	282,123

Construction & Engineering - 3.1%
Quanta Services, Inc. (a)	21,100	488,887

Diversified Manufacturing - 1.4%
Griffon Corporation (a)	25,000	215,000

Electronic Equipment & Instruments - 1.3%
Keithley Instruments, Inc.	21,000	203,700

Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	50,000	255,000

Food & Staples Retailing - 2.2%
Nash Finch Company	10,000	339,800

Health Care Equipment & Supplies - 4.2%
Nighthawk Radiology Holdings, Inc. (a)	36,000	336,960
Span-America Medical Systems, Inc.	26,800	316,240
		653,200
Hotels Restaurants & Leisure - 1.8%
CBRL Group, Inc.	8,000	286,160

Household Durables - 4.8%
Blount International, Inc. (a)	17,000	210,290
The Dixie Group, Inc. (a)	36,000	301,680
Sealy Corporation	31,000	235,600
		747,570
Industrial Conglomerates - 6.1%
Teleflex Incorporated	20,000	954,200

Machinery - 6.6%
Columbus McKinnon Corporation (a)	9,000	278,820
Flanders Corporation (a)	124,000	755,160
		1,033,980

Media - 1.9%
Live Nation, Inc. (a)	24,000	291,120

Paper & Forest Products - 2.7%
Neenah Paper, Inc.	16,000	412,480

Restaurants - 21.9%
Burger King Holdings Inc.	9,000	248,940
The Cheesecake Factory Incorporated (a)	40,000	871,600
CKE Restaurants, Inc.	23,000	258,060
Denny's Corp. (a)	470,000	1,400,600
Luby's, Inc. (a)	51,000	361,080
Nathan's Famous, Inc. (a)	19,000	266,000
		3,406,280
Road & Rail - 1.7%
Frozen Food Express Industries, Inc.	34,000	269,960

Semiconductor & Semiconductor Equipment - 4.6%
Atmel Corporation (a)	112,000	389,760
Entegris Inc. (a)	45,000	323,550
		713,310
Specialty Retail - 16.7%
Collective Brands, Inc. (a)	27,000	327,240
The Dress Barn, Inc. (a)	30,000	388,200
DSW, Inc. - Class A (a)	6,000	77,700
Foot Locker, Inc.	26,000	306,020
Office Depot, Inc. (a)	51,000	563,550
RadioShack Corporation	15,000	243,750
Ross Stores, Inc.	9,000	269,640
The Wet Seal Inc. - Class A (a)	125,000	423,750
		2,599,850
Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc. (a)	20,000	323,000

TOTAL COMMON STOCKS (Cost $18,526,283)		15,218,680

SHORT-TERM INVESTMENTS - 2.4%
Mutual Fund - 2.4%
First American Prime Obligations Fund - Class I	376,268	376,268

TOTAL SHORT-TERM INVESTMENTS (Cost $376,268)		376,268

Total Investments (Cost $18,902,551) - 100.1%		15,594,948
Liabilities In Excess of Other Assets - (0.1)%		(9,582)
TOTAL NET ASSETS - 100.0%		$15,585,366

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

Cost of investments	$18,902,551
Gross unrealized appreciation	452,130
Gross unrealized depreciation	(3,759,733)
Net unrealized appreciation	$(3,307,603)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date   5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date   5/28/08

By (Signature and Title) /s/ Michael Luper
Michael Luper, Treasurer

Date   5/28/08